SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5%
Alabama — 5.9%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000	1,804,024
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,710,000	2,376,585
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	750,000	751,757
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,582,245
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	4,625,000	4,909,926
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	2,500,000	2,548,924
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	1,000,000	870,293
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,000,000	1,074,170
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	4,560,000	4,858,883
				20,776,807
Alaska — .7%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,900,000	2,338,911

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Arizona — 4.5%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	4,305,000	131,733
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,500,000	1,252,028
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. A(b)	5.25	7/1/2047	2,000,000	1,899,928
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,387,498
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,550,000	1,385,539
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	1,775,000	1,613,988
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(b)	5.00	6/15/2059	750,000	637,147

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Arizona — 4.5% (continued)
Tender Option Bond Trust Receipts (Series 2018- XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.07	12/1/2037	4,550,000	4,759,848
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	3,000,000	2,767,359
				15,835,068
Arkansas — .8%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	1,900,000	1,912,147
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	1,000,000	971,407
				2,883,554
California — 2.5%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,000,000	1,077,248
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,000,000	995,126

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
California — 2.5% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,036,030
Tender Option Bond Trust Receipts (Series 2023- XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.87	8/1/2053	6,400,000	5,511,839
				8,620,243
Colorado — 4.6%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000	999,945
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000	3,180,061
Colorado High Performance Transportation Enterprise, Revenue Bonds (C- 470 Express Lanes System)	5.00	12/31/2056	1,000,000	928,444
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,747,645

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Colorado — 4.6% (continued)
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	9.64	8/1/2044	3,260,000	3,410,494
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.74	11/15/2048	5,535,000	4,710,883
				15,977,472
Delaware — .9%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Inc. Obligated Group)	5.00	11/15/2048	3,450,000	3,242,158
District of Columbia — 1.0%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	2,265,000	2,322,361
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,500,000	1,243,545
				3,565,906
Florida — 8.2%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,840,000	2,569,481

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Florida — 8.2% (continued)
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2054	2,000,000	1,966,676
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	1,975,000	1,878,315
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	2,115,000	1,999,267
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	2,000,000	1,997,666
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b),(f)	6.63	11/15/2045	1,000,000	1,014,888
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,065,000	3,365,164
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	3,000,000	2,579,991
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,600,000	1,319,967
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,500,000	1,262,095

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Florida — 8.2% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,101,345
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000	892,593
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.84	10/1/2049	7,500,000	6,350,302
Village Community Development District No. 15, Special Assessment Bonds(b)	4.80	5/1/2055	635,000	567,199
				28,864,949
Georgia — 5.2%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,400,000	2,358,828
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	1,000,000	1,066,016
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	1,000,000	1,070,643
Tender Option Bond Trust Receipts (Series 2016- XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.58	10/1/2043	6,000,000	6,000,154

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Georgia — 5.2% (continued)
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.03	7/1/2044	4,220,000	4,089,053
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.37	1/1/2059	2,720,000	2,614,348
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000	1,000,632
				18,199,674
Illinois — 12.0%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2055	1,000,000	1,015,384
Chicago, GO, Ser. A	5.00	1/1/2044	3,000,000	2,735,396
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,045,890
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000	1,259,590
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,500,000	1,508,194
Illinois, GO, Ser. A	5.00	5/1/2038	1,850,000	1,871,805
Illinois, GO, Ser. B	5.00	11/1/2030	1,250,000	1,350,887
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000	3,156,423
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	1,000,000	1,009,197
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	2,000,000	2,002,725

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Illinois — 12.0% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(g)	0.00	12/15/2036	2,500,000	1,533,684
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,250,000	2,149,380
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.22	6/1/2048	2,625,000	2,225,882
Tender Option Bond Trust Receipts (Series 2023- XM1112), (Chicago IL Water Works, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A) Non- Recourse Underlying Coupon Rate 5.25%(b),(d),(e)	11.75	11/1/2053	10,000,000	10,106,880
Tender Option Bond Trust Receipts (Series 2024- XF3290), (Chicago Transit Authority, Sales Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.54	12/1/2049	4,200,000	4,147,344
Tender Option Bond Trust Receipts (Series 2025- XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.39	1/1/2053	2,860,000	2,923,278
				42,041,939

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Indiana — 1.2%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	4,025,000	201,250
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	1,985,000	1,981,491
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,250,000	1,263,891
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(b)	5.00	1/1/2054	750,000	691,506
				4,138,138
Iowa — .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(h)	5.00	12/1/2032	1,195,000	1,356,896
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,068,661
				2,425,557
Kentucky — 1.2%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000	2,770,653
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,250,000	1,321,857
				4,092,510
Louisiana — 1.6%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	1,270,000	1,306,998

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Louisiana — 1.6% (continued)
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,345,000	2,341,355
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	2,000,000	2,077,068
				5,725,421
Maine — .4%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	1,500,000	1,534,378
Maryland — 3.0%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	1,000,000	1,003,342
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,575,000	2,430,640
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,256,093
Tender Option Bond Trust Receipts (Series 2024- XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.62	6/1/2054	3,900,000	3,910,819
				10,600,894

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Massachusetts — 3.9%
Massachusetts Development Finance Agency, Revenue Bonds (Tufts University Student Housing Project)	5.25	6/1/2042	1,000,000	1,037,792
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	855,163
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	2,630,000	2,692,311
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,000,000	945,290
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	1,130,000	1,138,178
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000	1,060,640
Tender Option Bond Trust Receipts (Series 2023- XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.62	6/1/2053	6,000,000	6,053,782
				13,783,156
Michigan — 4.3%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,335,000	1,350,582
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	1,500,000	1,516,008

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Michigan — 4.3% (continued)
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000	2,147,746
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,000,000	1,023,634
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	2,000,000	1,686,881
Michigan Strategic Fund, Revenue Bonds (AMT-I- 75 Improvement Project)	5.00	12/31/2043	4,000,000	3,874,695
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,700,000	1,488,754
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	1,000,000	1,048,378
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.75	12/1/2050	1,000,000	1,053,493
				15,190,171
Minnesota — .5%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,750,000	1,679,507
Missouri — 3.0%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,200,000	1,082,853

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Missouri — 3.0% (continued)
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,385,000	4,067,145
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	6.56	12/1/2053	6,000,000	5,329,814
				10,479,812
Montana — .3%
Montana Facility Finance Authority, Revenue Bonds, Ser. A	5.50	2/15/2055	1,000,000	1,024,406
Nebraska — .2%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	851,901
Nevada — 1.9%
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,642,592
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	5,000,000	4,134,282
				6,776,874
New Hampshire — 1.5%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(g)	0.00	12/15/2033	1,200,000	731,099
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,500,000	1,529,443

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
New Hampshire — 1.5% (continued)
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,500,000	1,526,202
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,500,000	1,295,418
				5,082,162
New Jersey — 2.6%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	720,000	735,197
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,250,000	1,062,872
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,500,000	1,513,944
New Jersey Transportation Trust Fund Authority, Revenue Bonds(h)	5.50	12/15/2032	2,000,000	2,354,716
Tender Option Bond Trust Receipts (Series 2025- XF3423), (New Jersey Turnpike Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.82	1/1/2055	3,300,000	3,425,472
				9,092,201
New Mexico — .4%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	1,635,000	1,558,044

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
New York — 13.2%
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	875,000	915,286
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(g)	0.00	11/15/2052	6,400,000	1,551,479
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	2,000,000	2,102,465
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(b)	5.00	11/15/2044	2,900,000	2,818,250
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000	792,595
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bonds) Ser. B1	4.70	11/1/2059	1,455,000	1,356,782
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	2,190,000	2,046,119
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	2,700,000	2,823,911
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	3,050,000	3,064,810

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
New York — 13.2% (continued)
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,030,619
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	1,845,000	1,747,556
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.81	11/15/2047	5,400,000	4,551,006
Tender Option Bond Trust Receipts (Series 2023- XF1638), (New York City Transitional Finance Authority, Revenue Bonds, Ser. E1) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.30	2/1/2049	10,000,000	8,560,618
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.35	6/30/2060	2,760,000	2,720,714

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
New York — 13.2% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	5.74	5/15/2064	3,500,000	2,965,923
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.35	12/31/2054	2,700,000	2,664,206
Tender Option Bond Trust Receipts (Series 2025- XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.54	9/1/2050	2,900,000	2,994,964
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,650,000	1,452,154
				46,159,457
North Carolina — 1.5%
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	1,995,000	2,079,834

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
North Carolina — 1.5% (continued)
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,500,000	2,424,476
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	900,000	686,202
				5,190,512
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	8,030,000	6,497,140
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,500,000	1,296,632
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	896,432
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	890,000	785,689
				9,475,893
Oklahoma — 2.5%
Tender Option Bond Trust Receipts (Series 2023- XF1572), (Oklahoma Water Resources Board State Loan Program, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	6.23	10/1/2053	10,000,000	8,579,883

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Oregon — 1.0%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	1,000,000	1,029,703
Port of Portland, Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,720,000	2,316,465
				3,346,168
Pennsylvania — 6.3%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.38	12/1/2042	1,250,000	1,142,185
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2053	1,000,000	810,154
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,057,043
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,247,271
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2045	1,000,000	1,010,468
Tender Option Bond Trust Receipts (Series 2022- XF1408), (Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.93	12/1/2051	10,000,000	8,449,642

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Pennsylvania — 6.3% (continued)
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.73	5/15/2053	3,440,000	2,813,009
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.43	9/1/2053	4,380,000	4,564,313
				22,094,085
Rhode Island — 1.9%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,212,159
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	5.21	10/1/2053	6,000,000	5,442,619
				6,654,778
South Carolina — 4.3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	3,500,000	3,073,855

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
South Carolina — 4.3% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000	1,633,422
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.57	12/1/2054	10,200,000	10,214,608
				14,921,885
South Dakota — .9%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.82	7/1/2046	3,200,000	3,150,284
Tennessee — .4%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.25	7/1/2064	1,300,000	1,297,771
Texas — 9.4%
Aldine Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	869,038
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2054	1,050,000	908,550

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Texas — 9.4% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guarantee Program)	4.50	8/15/2060	1,500,000	1,338,233
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education Project) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2048	1,500,000	1,346,002
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	2,000,000	1,631,604
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000	2,188,673
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	2,000,000	1,719,419
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	856,664
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	2,000,000	2,074,430
Fort Bend County Toll Road, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.25	3/1/2054	1,500,000	1,296,018
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	2,000,000	1,691,423

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Texas — 9.4% (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(g)	0.00	11/15/2051	7,500,000	1,797,622
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	2,500,000	2,611,082
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	1,700,000	1,521,610
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,000,000	851,134
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	861,854
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	695,000	695,113
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	1,000,000	998,957
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A(b)	5.25	1/1/2054	1,000,000	885,686
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.90	2/15/2053	6,000,000	5,130,843
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	1,500,000	1,641,516
				32,915,471

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
U.S. Related — 1.2%
Puerto Rico, GO, Ser. A(g)	0.00	7/1/2033	284,274	199,072
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898	216,127
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557	190,391
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415	158,291
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699	201,739
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964	199,155
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	243,790	252,137
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,489,835	2,653,581
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950	255,644
				4,326,137
Utah — 1.2%
Mida Cormont Public Infrastructure District, GO, Ser. A2(b),(i)	6.75	6/1/2055	1,855,000	1,516,374
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	800,000	808,968
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000	2,021,759
				4,347,101
Virginia — 5.4%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)(d)	6.36	8/23/2027	1,700,000	1,863,685
Tender Option Bond Trust Receipts (Series 2018- XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non- Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.40	7/1/2057	7,500,000	8,059,794

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Virginia — 5.4% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	10.01	9/1/2059	3,495,000	3,354,201
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)(b)	5.00	7/1/2045	1,000,000	767,752
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,350,000	4,062,722
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	1,000,000	869,669
				18,977,823
Washington — .9%
Tender Option Bond Trust Receipts (Series 2024- XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding (Intermediate Lien) Ser. B) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.61	7/1/2049	1,750,000	1,776,175
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,465,000	1,271,747
				3,047,922

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
West Virginia — .5%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	1,750,000	1,810,839
Wisconsin — 6.2%
Public Finance Authority, Revenue Bonds (CHF - Wilmington) (Insured; Assured Guaranty Corp.)	5.00	7/1/2058	3,665,000	3,538,756
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,000,000	985,671
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,500,000	1,533,451
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,650,000	1,697,397
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	3,310,000	3,483,930
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(g)	0.00	12/15/2042	4,500,000	1,308,061
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	3,411,240	3,385,129
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	1,000,000	968,465
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,011,959
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods at Marylhurst Project)(b)	5.25	5/15/2042	750,000	716,930

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.5% (continued)
Wisconsin — 6.2% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	1,000,000	904,864
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,033,036
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,091,303
				21,658,952
Total Investments (cost $491,464,234)			132.5%	464,336,774
Liabilities, Less Cash and Receivables			(32.5%)	(113,768,411)
Net Assets Applicable to Common Stockholders			100.0%	350,568,363

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
August 31, 2025, these securities amounted to $190,962,856 or 54.5% of net assets applicable to
Common Stockholders.

(c)	Non-income producing—security in default.
(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(f)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31, 2025.
(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(i)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Strategic Municipal Bond Fund, Inc.
August 31, 2025 (Unaudited)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	464,336,774	—	464,336,774
	—	464,336,774	—	464,336,774
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(117,360,000)	—	(117,360,000)
	—	(117,360,000)	—	(117,360,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At August 31, 2025, accumulated net unrealized depreciation on investments was $27,127,460, consisting of $4,496,886 gross unrealized appreciation and $31,624,346 gross unrealized depreciation.
At August 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.